LEGAL AND OTHER PROVISIONS	12 Months Ended
Dec. 31, 2019
LEGAL AND OTHER PROVISIONS
LEGAL AND OTHER PROVISIONS

NOTE 23 – LEGAL AND OTHER PROVISIONS

Roll-forward of legal provisions during the years ended on December 31, 2019,  2018 and 2017 are as follows:

	For Legal		Other Provisions		Total Provisions
Balance as of December 31, 2016	Ps.	155,749	Ps.	464,607	Ps.	620,356
Provisions increase during the year		32,670		222,349		255,019
Use of provisions		(15,012)		(117,643)		(132,655)
Amounts reversed due to provisions not utilized		(7,870)		(42,459)		(50,329)
Reclassifications		(184)		408		224
Balance as of December 31, 2017	Ps.	165,353	Ps.	527,262	Ps.	692,615
Impact of the adoption of IFRS 9 (1)		—		16,217		16,217
Balance as of January 01, 2018	Ps.	165,353	Ps.	543,479	Ps.	708,832
Provisions increase during the year		98,473		190,686		289,159
Use of provisions		(73,086)		(149,026)		(222,112)
Amounts reversed due to provisions not utilized		(64,562)		(19,852)		(84,414)
Effect of movements in exchange rates		(249)		4,072		3,823
Balance as of December 31, 2018	Ps.	125,929	Ps.	569,359	Ps.	695,288
Impact of the adoption of IFRS 16 (1)		—		32,107		32,107
Balance as of January 01, 2019	Ps.	125,929	Ps.	601,466	Ps.	727,395
Provisions increase during the year		116,627		177,606		294,233
Use of provisions		(34,603)		(52,296)		(86,899)
Amounts reversed due to provisions not utilized		(13,296)		(51,905)		(65,201)
Effect of movements in exchange rates		23		(909)		(886)
Balance as of December 31, 2019	Ps.	194,680	Ps.	673,962	Ps.	868,642
(1)	See Notes 2 (2.4 (A and C)).

Estimated period of time to be canceled	Legal provisions		Other provisions		Total
Within twelve months	Ps.	3,496	Ps.	71,966	Ps.	75,462
After twelve months		191,184		601,996		793,180

Legal provisions:

Administrative proceedings

At December 31, 2019 and 2018 provisions were recorded for administrative proceedings for Ps.18,391 and Ps. 12,296 respectively, by way of claims for administrative or judicial processes of a tax nature, initiated by national and local authorities that establish, in some cases sanctions in which the subsidiaries of Grupo Aval would incur.

Labor proceedings

At December 31, 2019 and 2018 provisions were recorded for labor proceedings for Ps. 38,848 and Ps. 41,618 respectively. Labor proceedings include labor pursuits, indemnities for ex-employees against of several subsidiaries of Grupo Aval. The time expected for resolution is uncertain due to the fact that each proceeding is based on different instances, however, most cases are normally resolved in favor of Grupo Aval.

Other proceedings

At December 31, 2019 and 2018 other legal provisions were recorded for Ps. 137,441 and Ps. 72,015, respectively, being the most representative:

•	Provisions were made to cover claims for nullity of affiliations to the Porvenir´s for Ps. 105,118 and Ps. 20,937, respectively.

•

Litigation against Compañía Hotelera Cartagena de Indias for Ps. 24,815 for both periods, due to a legal action which pursued ordering the hotel to restitute an area of 37,018 square meters back to the State, on the basis that alleged improper transfer of land destined for the public use.

Other provisions:

At December 31, 2019 and 2018 other provisions recorded amounting Ps. 673,962 and Ps. 569,359, respectively, are mainly comprised by:

•

Provisions of Corficolombiana affiliates for Ps. 259,185 and Ps. 242,446, respectively, associated with the maintenance, restoration and rehabilitation of constructions and buildings, professional fees relating to development of concession contracts.

•

Provision of Porvenir´s subsidiary for Ps. 233,128 and Ps. 206,786 respectively, where the main provision balance corresponds to the undercapitalized accounts, these are individual accounts called "Fondo de Pensiones Obligatorias Especial Porvenir de Retiro Programado", which according to actuarial projections do not have the required balance to achieve minimum pension payment.

•	Provisions of several subsidiaries of Grupo Aval for Ps. 85,385 and Ps. 46,868, respectively, corresponding to the dismantling of ATMs and offices.

•	Provisions for Ps. 49,962 and Ps. 59,428 respectively, for provisions of losses on loan commitments (see note 4.1.5 Loan commitments and financial guarantee contracts)